MAJOR CUSTOMERS AND SUPPLIERS (Details) ¥ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 item
REVENUE
Net revenue	¥ 10,322,068	¥ 9,782,448	¥ 9,268,101
Number of suppliers | item				1
Revenues | Customer concentration | Contracting Customer A
REVENUE
Net revenue	1,550,688	1,992,667	1,895,877
Revenues | Customer concentration | Contracting Customer B
REVENUE
Net revenue	1,881,021	1,834,843	1,595,777
Revenues | Customer concentration | Contracting Customer C
REVENUE
Net revenue	1,432,073	1,411,645	1,130,799
Revenues | Customer concentration | Contracting Customer D
REVENUE
Net revenue	1,352,796	1,128,135	1,031,102
Revenues | Customer concentration | End User Customer One
REVENUE
Net revenue	2,991,061	2,769,633	2,341,346
Revenues | Customer concentration | End User Customer Two
REVENUE
Net revenue	¥ 1,491,313	¥ 1,676,064	¥ 1,857,369